TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
Taxation [Line Items]
Schedule of income tax benefit/(expense)
	Years ended December 31
	2012	2013	2014
Current income tax expense	(339)	(106)	(2,540)
Deferred income tax benefit/(expense)	129	(586)	1,717
Income tax expense	(210)	(692)	(823)

Schedule of (loss)/income before income taxes
	Years ended December 31
	2012	2013	2014
(Loss)/income arising from China operations	(936)	(6,926)	6,293
(Loss)/income arising from non-China operations	(2,914)	(2,503)	829
- U.S.	30	15	(1,487)
- Hong Kong	(513)	511	4,616
- Cayman	(2,431)	(3,029)	(2,300)

(Loss)/income before income taxes and share of loss of an unconsolidated affiliate	(3,850)	(9,429)	7,122

Schedule of reconciliation between the PRC statutory income tax rate and the effective tax rate
	Years ended December 31
	2012	2013	2014
Statutory tax rate	25%	25%	25%
Effect of foreign tax rates differential	(16)%	(8)%	9%
Deferred tax rate differential	4%	(1)%	11%
Non-deductible expenses	(30)%	(36)%	7%
Change in valuation allowance	14%	18%	(29)%
Effect of elimination of unrealized intra-entity profits	—	(5)%	46%
Effect of preferential tax treatment inside of PRC	—	—	(36)%
Others	(2)%	—	3%
Effective income tax rate	(5)%	(7)%	36%

Schedule of significant components of deferred tax assets and liabilities
	As of December 31
	2013	2014
Deferred tax assets
Provision for doubtful accounts and slow-moving inventories	1,364	3,006
Accrued expenses, payroll and others	1,053	1,065
Difference in tax basis from ViSS acquisition	695	515
Difference in research and development expenses capitalization	3,229	-
Operating loss carry-forwards	3,660	768
Others	1,599	519
Total deferred tax assets	11,600	5,873
Valuation allowance	(11,600)	(4,156)
Deferred tax assets, net of valuation allowance	—	1,717

Deferred tax liabilities
Differences in tax basis for property equipment and software, non-current	14	5
Total deferred tax liabilities	14	5

Classification on the consolidated balance sheets
Deferred tax assets — current	—	1,014
Deferred tax assets — non-current	—	703
Deferred tax liabilities — non-current	14	5

Schedule of changes in unrecognized tax benefits
	As of December 31
	2013	2014
Beginning balance	-	1,688
Additions based on tax position of the current year	1,688	-
Ending balance	1,688	1,688